Investment Strategy - Defiance Brazil Sovereign Debt ETF	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks total return by investing primarily in Brazilian Sovereign Debt (defined below) and in total return swaps that provide economic exposure to Brazilian Sovereign Debt. Brazilian Sovereign Debt consists of fixed-income securities issued or guaranteed by the government of the Federative Republic of Brazil and denominated in Brazilian real (“Brazilian Sovereign Debt”). The Fund’s investments in Brazilian Sovereign Debt may include debt securities that are rated below investment grade or, if unrated, determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Brazilian Sovereign Debt and total return swaps that provide economic exposure to Brazilian Sovereign Debt.

The Fund generally expects to have economic exposure to between 5-25 Brazilian government bonds, whether held directly or through the reference assets of total return swaps. The Fund will focus principally on Brazilian government bonds, including inflation-linked bonds (NTN-Bs), whose principal amount generally adjusts for changes in Brazilian inflation; nominal fixed-rate government bonds (NTN-Fs), which generally pay a stated rate of interest and repay a stated principal amount that is not adjusted for inflation; and zero-coupon government bonds (LTNs), which generally issue at a discount and repay at their face amount at maturity, and other eligible sovereign securities. The Fund may invest directly in Brazilian government bonds or obtain exposure to them synthetically through total return swaps, and it expects to use total return swaps as its primary means of gaining exposure to Brazilian Sovereign Debt. A total return swap is an agreement under which the Fund receives or pays the economic return on a referenced Brazilian government bond, basket of bonds or index of bonds and makes or receives financing payments to or from a counterparty. The Fund may not own the bonds referenced by a total return swap. Allocations are determined based on the Adviser’s assessment of relative value, duration, yield opportunities, and overall market conditions. The Fund does not invest in corporate debt as part of its principal investment strategy. The Fund expects to maintain unhedged exposure to Brazilian real (“BRL”). Under normal circumstances, the Fund expects to maintain a dollar-weighted average portfolio duration between zero and ten years. Duration is a measure of the sensitivity of a debt security’s price to changes in interest rates and generally differs from maturity because it takes into account the timing of expected principal and interest payments, among other factors. The Fund’s actual duration may vary due to market conditions, portfolio transactions, and changes in the characteristics of its investments.

The Fund will concentrate its investment exposure, whether obtained directly or through total return swaps, in fixed-income securities issued or guaranteed by the government of the Federative Republic of Brazil.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Brazilian Sovereign Debt and total return swaps that provide economic exposure to Brazilian Sovereign Debt.